VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 3.7%
902,500	(1)	Iridium Communications, Inc.	$19,205,200	2.5
590,000		Manchester United PLC - Class A	9,693,700	1.2
			28,898,900	3.7

		Consumer Discretionary: 26.2%
218,000	(1)	Bright Horizons Family Solutions, Inc.	33,245,000	4.2
544,900		Choice Hotels International, Inc.	48,474,304	6.1
182,900		Marriott Vacations Worldwide Corp.	18,950,269	2.4
40,000	(1)	Ollie's Bargain Outlet Holdings, Inc.	2,345,600	0.3
725,000	(1)	Penn National Gaming, Inc.	13,503,125	1.7
259,100		Red Rock Resorts, Inc.	5,261,026	0.7
375,900		Vail Resorts, Inc.	85,539,804	10.8
			207,319,128	26.2

		Consumer Staples: 0.7%
116,900	(1)	Performance Food Group Co.	5,378,569	0.7

		Financials: 22.6%
531,500	(1)	Arch Capital Group Ltd.	22,312,370	2.8
270,000	(2)	Carlyle Group L.P.	6,901,200	0.9
317,000		Cohen & Steers, Inc.	17,412,810	2.2
65,500		Essent Group Ltd.	3,122,385	0.4
82,000		Factset Research Systems, Inc.	19,923,540	2.5
53,950		Houlihan Lokey, Inc.	2,433,145	0.3
123,241		Kinsale Capital Group, Inc.	12,732,028	1.6
12,175	(1)	LendingTree, Inc.	3,779,485	0.5
80,000		Moelis & Co.	2,628,000	0.3
134,925		Morningstar, Inc.	19,717,939	2.5
181,000		MSCI, Inc. - Class A	39,412,750	5.0
223,300		Primerica, Inc.	28,410,459	3.6
			178,786,111	22.6

		Health Care: 11.2%
50,164	(1)	Adaptive Biotechnologies Corp.	1,550,068	0.2
50,500	(1)	Alector, Inc.	728,210	0.1
93,575		Bio-Techne Corp.	18,309,820	2.3
207,500		Dechra Pharmaceuticals PLC	7,063,191	0.9
81,000	(1)	Denali Therapeutics, Inc.	1,240,920	0.1
130,425	(1)	Idexx Laboratories, Inc.	35,466,470	4.5
14,000	(1)	Mettler Toledo International, Inc.	9,861,600	1.2
67,277	(1)	Neogen Corp.	4,582,237	0.6
70,500		West Pharmaceutical Services, Inc.	9,998,310	1.3
			88,800,826	11.2

		Industrials: 9.9%
48,550		Air Lease Corp.	2,030,361	0.3
11,091		Albany International Corp.	999,964	0.1
54,771	(1)	BrightView Holdings, Inc.	939,323	0.1
105,550	(1)	CoStar Group, Inc.	62,612,260	7.9
501,725	(1),(3)	Marel HF	2,296,800	0.3
104,200	(1)	Trex Co., Inc.	9,474,906	1.2
			78,353,614	9.9

		Information Technology: 16.9%
91,000	(1)	Altair Engineering, Inc.	3,150,420	0.4
175,775	(1)	ANSYS, Inc.	38,909,554	4.9
283,700	(1)	Benefitfocus, Inc.	6,754,897	0.9
258,475	(1)	Gartner, Inc.	36,959,341	4.7
164,000	(1)	Guidewire Software, Inc.	17,282,320	2.2
15,000		Littelfuse, Inc.	2,659,650	0.3
415,000		SS&C Technologies Holdings, Inc.	21,401,550	2.7
52,753	(1)	Wix.com Ltd.	6,158,385	0.8
			133,276,117	16.9

		Real Estate: 8.6%
9,825		Alexander's, Inc.	3,423,128	0.4
82,000		Alexandria Real Estate Equities, Inc.	12,631,280	1.6
68,838		American Assets Trust, Inc.	3,217,488	0.4
470,000		Douglas Emmett, Inc.	20,130,100	2.6
78,000	(1)	Forestar Group, Inc.	1,425,840	0.2
699,650		Gaming and Leisure Properties, Inc.	26,754,616	3.4
			67,582,452	8.6

	Total Common Stock
	(Cost $230,131,595)		788,395,717	99.8

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
2,206,311	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
		(Cost $2,206,311)	2,206,311	0.3

	Total Short-Term Investments
	(Cost $2,206,311)		2,206,311	0.3

	Total Investments in Securities (Cost $232,337,906)		$790,602,028	100.1
	Liabilities in Excess of Other Assets		(660,065)	(0.1)
	Net Assets		$789,941,963	100.0

(1)	Non-income producing security.
(2)	Security is a Master Limited Partnership.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$28,898,900	$–	$–	$28,898,900
Consumer Discretionary	207,319,128	–	–	207,319,128
Consumer Staples	5,378,569	–	–	5,378,569
Financials	178,786,111	–	–	178,786,111
Health Care	81,737,635	7,063,191	–	88,800,826
Industrials	78,353,614	–	–	78,353,614
Information Technology	133,276,117	–	–	133,276,117
Real Estate	67,582,452	–	–	67,582,452
Total Common Stock	781,332,526	7,063,191	–	788,395,717
Short-Term Investments	2,206,311	–	–	2,206,311
Total Investments, at fair value	$783,538,837	$7,063,191	$–	$790,602,028

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $237,882,753.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$559,361,953
Gross Unrealized Depreciation	(6,642,681)

Net Unrealized Appreciation	$552,719,272